Diversified Value Portfolio
Schedule of Investments (unaudited)
As of March 31, 2021
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (92.6%)
Communication Services (8.0%)
*	Alphabet Inc. Class A	22,622	46,658
	News Corp. Class A	302,744	7,699
*	Discovery Inc. Class C	197,379	7,281
	Vodafone Group plc ADR	368,149	6,785
*	Walt Disney Co.	36,044	6,651
	Comcast Corp. Class A	101,338	5,484
	Interpublic Group of Cos. Inc.	78,312	2,287
	Omnicom Group Inc.	29,391	2,179
			85,024
Consumer Discretionary (10.0%)
	Lowe's Cos. Inc.	76,675	14,582
	McDonald's Corp.	64,551	14,468
	General Motors Co.	207,783	11,939
	Magna International Inc.	112,775	9,929
*	Dollar Tree Inc.	84,515	9,674
	Dollar General Corp.	45,202	9,159
	Starbucks Corp.	75,879	8,291
	Home Depot Inc.	25,674	7,837
	Ross Stores Inc.	36,903	4,425
	Harley-Davidson Inc.	86,117	3,453
*	Booking Holdings Inc.	1,400	3,262
*	Aptiv plc	23,347	3,220
*	O'Reilly Automotive Inc.	5,243	2,660
*	Goodyear Tire & Rubber Co.	109,808	1,929
*	Adient plc	41,837	1,849
			106,677
Consumer Staples (4.2%)
	Coca-Cola Co.	216,332	11,403
	Procter & Gamble Co.	82,314	11,148
	Unilever plc ADR	135,493	7,565
	Sysco Corp.	75,113	5,914
	PepsiCo Inc.	36,490	5,161
	Mondelez International Inc. Class A	69,919	4,092
			45,283
Energy (5.7%)
	ConocoPhillips	239,129	12,667
	Marathon Oil Corp.	851,287	9,092
	Hess Corp.	122,312	8,655
	Royal Dutch Shell plc Class A ADR	165,936	6,506
	APA Corp.	312,653	5,597
	NOV Inc.	334,115	4,584

		Shares	Market Value ($000)
	Halliburton Co.	203,879	4,375
	Marathon Petroleum Corp.	57,243	3,062
	Schlumberger NV	101,700	2,765
	Baker Hughes Co. Class A	102,000	2,204
	Murphy Oil Corp.	66,740	1,095
			60,602
Financials (19.9%)
	Bank of America Corp.	857,609	33,181
	Citigroup Inc.	292,253	21,261
	American International Group Inc.	450,802	20,831
	Wells Fargo & Co.	530,133	20,712
	Intercontinental Exchange Inc.	182,851	20,421
	American Express Co.	108,233	15,308
	JPMorgan Chase & Co.	68,259	10,391
	Goldman Sachs Group Inc.	31,090	10,166
	Marsh & McLennan Cos. Inc.	67,357	8,204
	Travelers Cos. Inc.	43,282	6,510
*	Berkshire Hathaway Inc. Class B	24,800	6,336
	PNC Financial Services Group Inc.	33,812	5,931
	Commerce Bancshares Inc.	72,729	5,572
	Bank of New York Mellon Corp.	115,334	5,454
	Hartford Financial Services Group Inc.	78,800	5,263
	Citizens Financial Group Inc.	114,761	5,067
	Equitable Holdings Inc.	136,264	4,445
	CIT Group Inc.	73,752	3,799
	Discover Financial Services	21,377	2,031
	State Street Corp.	23,210	1,950
			212,833
Health Care (14.4%)
	Medtronic plc	217,450	25,687
	Johnson & Johnson	153,022	25,149
	Anthem Inc.	36,181	12,987
	UnitedHealth Group Inc.	28,688	10,674
	Humana Inc.	25,199	10,565
	Danaher Corp.	43,918	9,885
	Thermo Fisher Scientific Inc.	20,195	9,217
*	Boston Scientific Corp.	194,869	7,532
	Zoetis Inc.	41,149	6,480
*	IQVIA Holdings Inc.	29,937	5,782
	GlaxoSmithKline plc ADR	145,316	5,186
*	Laboratory Corp. of America Holdings	19,851	5,063
*	Centene Corp.	70,160	4,484
	Sanofi ADR	75,064	3,713
	Zimmer Biomet Holdings Inc.	15,211	2,435
	Bristol-Myers Squibb Co.	38,500	2,430
*	Maravai LifeSciences Holdings Inc. Class A	64,690	2,305
	HCA Healthcare Inc.	11,700	2,204
*	Biogen Inc.	5,488	1,535
			153,313
Industrials (9.1%)
	General Electric Co.	1,480,922	19,444
	Honeywell International Inc.	89,097	19,340
	FedEx Corp.	49,004	13,919
	Norfolk Southern Corp.	43,275	11,620
	Waste Management Inc.	65,022	8,389
	CNH Industrial NV	534,634	8,362
	Cummins Inc.	30,651	7,942

		Shares	Market Value ($000)
	Caterpillar Inc.	22,804	5,288
	PACCAR Inc.	17,820	1,656
	Fluor Corp.	64,750	1,495
			97,455
Information Technology (18.4%)
	Microsoft Corp.	216,705	51,093
	Visa Inc. Class A	81,041	17,159
	Apple Inc.	119,394	14,584
	Texas Instruments Inc.	71,194	13,455
	Cisco Systems Inc.	222,374	11,499
	Analog Devices Inc.	70,356	10,911
	Oracle Corp.	126,864	8,902
	Corning Inc.	163,030	7,093
*	F5 Networks Inc.	32,700	6,822
	Amphenol Corp. Class A	102,030	6,731
	Accenture plc Class A	24,175	6,678
	Hewlett Packard Enterprise Co.	420,007	6,611
	Applied Materials Inc.	38,772	5,180
*	salesforce.com Inc.	23,928	5,070
	Fidelity National Information Services Inc.	35,983	5,060
	TE Connectivity Ltd.	38,860	5,017
	Telefonaktiebolaget LM Ericsson ADR	379,415	5,004
*	Adobe Inc.	7,471	3,551
	CDW Corp.	20,969	3,476
*	Palo Alto Networks Inc.	8,406	2,707
			196,603
Materials (0.9%)
	Avery Dennison Corp.	32,061	5,888
	International Paper Co.	65,797	3,558
			9,446
Real Estate (0.9%)
	Prologis Inc.	94,007	9,965
Utilities (1.1%)
	PPL Corp.	316,755	9,135
	Southern Co.	36,123	2,246
			11,381
Total Common Stocks (Cost $815,539)			988,582
Temporary Cash Investments (6.9%)
Money Market Fund (6.9%)
[1]	Vanguard Market Liquidity Fund, 0.081% (Cost $73,742)	737,414	73,741
Total Investments (99.5%) (Cost $889,281)			1,062,323
Other Assets and Liabilities—Net (0.5%)			5,787
Net Assets (100%)			1,068,110
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	278	55,147	466
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2021, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.